Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
	Mining	Non-producing	Plant and	Right-of-use	Corporate office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2021	$128,729	$108,341	$105,031	$9,912	$240	$352,253
Asset additions	7,017	952	5,242	1,461	-	14,672
Change in decommissioning provision	4,962	-	-	-	-	4,962
Reclassification	67,558	(96,824)	-	-	-	(29,266)
Balance at December 31, 2021	208,266	12,469	110,273	11,373	240	342,621
Asset additions	9,302	-	10,304	720	(4)	20,322
Change in decommissioning provision	(2,156)	-	-	-	-	(2,156)
Balance at December 31, 2022	$215,412	$12,469	$120,577	$12,093	$236	$360,787

Accumulated depreciation and depletion
Balance at January 1, 2021	$(54,360)	$-	$(37,889)	$(596)	$(89)	$(92,934)
Depreciation/depletion for the year	(5,486)	-	(8,845)	(1,423)	(41)	(15,795)
Impairment for the year	(41,245)	-	(11,021)	(3,713)	-	(55,979)
Balance at December 31, 2021	(101,091)	-	(57,755)	(5,732)	(130)	(164,708)
Depreciation/depletion for the year	(9,918)	-	(10,077)	(1,306)	(39)	(21,340)
Impairment for the year	(3,539)	-	(9,901)	-	-	(13,440)
Balance at December 31, 2022	$(114,548)	$-	$(77,733)	$(7,038)	$(169)	$(199,488)

Carrying value
at December 31, 2021	$107,175	$12,469	$52,518	$5,641	$110	$177,913
at December 31, 2022	$100,864	$12,469	$42,844	$5,055	$67	$161,299